Note 9 - Employee Benefits (Details Textual) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Health Insurance Coverage Expense	$ 3,608,222	$ 3,448,622
Defined Contribution Plan, Employer Discretionary Contribution Amount	54,494	52,816
Share-Based Payment Arrangement, Expense	$ 443,234	$ 611,480
Services and Performance Based Shares [Member]
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition	4 years 4 months 24 days
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 1,100,000
The 2017 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant	29,000
The 2017 Stock Incentive Plan [Member] | Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)	369,810
The 2017 Stock Incentive Plan [Member] | Restricted Stock [Member] | Non-employee Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	39,960	28,560
The 2017 Stock Incentive Plan [Member] | Restricted Stock [Member] | Share-Based Payment Arrangement, Nonemployee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)	1 year
Plan 2017 [Member] | Restricted Stock [Member] | Share-Based Payment Arrangement, Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)	329,850
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)	5 years